                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02924

               LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
                       ENTERPRISES MONEY MARKET FUND, INC.
                       -----------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 12/31/2004
                          ----------

ITEM 1:      REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2004
 SEMI-
ANNUAL
  REPORT

LORD ABBETT
U.S. GOVERNMENT &
    GOVERNMENT SPONSORED
    ENTERPRISES MONEY
    MARKET FUND

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund's (the Fund) strategies and performance for the six-month period ended December 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/S/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?
A. As expected, the Federal Reserve Board (the Fed) began raising the fed funds rate (the short-term rate at which banks lend to one another) in 2004. All told, the rate increased in 0.25% increments from an extremely accommodative 1% to 2.25%. Since the Fed moves were widely anticipated, their effects were only felt in the shortest of maturities. On the other hand, long-term rates, which reflect inflation expectations, actually fell.

     With short-term rates rising and long-term rates falling, the yield curve (a graph that compares short-term rates to intermediate and long-term rates) is said to have "flattened." This "flattening" occurred in the latter half of the year as previously expected and inflation did not fully materialize.

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004?
A. The Fund (Class A shares) finished the six-month period ended December 31, 2004 with total net assets of $265.4 million and a seven-day current yield of 1.3%. The current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the one-year total return quotation. For the six-month period ended December 31, 2004, the Fund returned 0.4%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its peer group, the Lipper U.S. Government Money Market Funds Average,(1) which returned 0.5% in same period. Standardized Average Annual Returns, which include the reinvestment of all distributions as of December 31, 2004, are 1 Year: 0.48%, 5 Years: 2.03% and 10
Years: 3.36%. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain Class A shares acquired through an exchange may be subject to a CDSC of 1% if the

--------------------------------------------------------------------------------

shares are redeemed within 12 months following the purchase without a sales charge.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.lordabbett.com.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A. In general, Fund yield kept pace with short-term interest rates. Consistent with its objective to provide current income with minimum credit risk, the portfolio remained invested in high-quality, short-term securities issued by the U.S. Treasury(2) and certain U.S. government agency securities. As rates rose, the portfolio's average maturity was extended. The portfolio was concentrated in specific areas of the money market yield curve that were expected to provide the highest risk-adjusted yield.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE.

     THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.lordabbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lipper U.S. Government Money Market Funds Average aims at investments in financial instruments issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
Source: Lipper, Inc. (C)2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.
(2) Unlike U.S. Treasury Securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the Fund's management and the portfolio holdings described in this report are as of December 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 7/1/04 - 12/31/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING       ENDING       EXPENSES
                                                      ACCOUNT       ACCOUNT      PAID DURING
                                                       VALUE         VALUE         PERIOD+
                                                    ------------  ------------  ------------
                                                                                  7/1/04 -
                                                       7/1/04       12/31/04      12/31/04
                                                    ------------  ------------  ------------
CLASS A^
Actual                                              $   1,000.00  $   1,003.70  $       4.50
Hypothetical (5% Return Before Expenses)            $   1,000.00  $   1,020.87  $       4.53
CLASS B^
Actual                                              $   1,000.00  $   1,001.20  $       6.81
Hypothetical (5% Return Before Expenses)            $   1,000.00  $   1,017.09  $       6.87
CLASS C^
Actual                                              $   1,000.00  $   1,003.70  $       4.50
Hypothetical (5% Return Before Expenses)            $   1,000.00  $   1,020.87  $       4.53
CLASS Y*^
Actual                                              $   1,000.00  $   1,002.10  $       3.59
Hypothetical (5% Return Before Expenses)            $   1,000.00  $   1,020.87  $       3.63

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.89% for Class A, 1.35% for Class B, 0.89% for Class C, and 0.71% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

* Commencement of offering of class shares was on October 19, 2004.

^ The annualized expenses of each class have been restated (0.70% for Class A, 1.45% for Class B, 0.70% for Class C, and 0.70% for Class Y). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

                                                                  HYPOTHETICAL
                                                                   (5% RETURN
                                                      ACTUAL     BEFORE EXPENSES)
                                                    -----------  ----------------
Class A                                             $      3.53  $           3.57
Class B                                             $      7.31  $           7.38
Class C                                             $      3.53  $           3.57
Class Y                                             $      3.53  $           3.57

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
DECEMBER 31, 2004

CREDIT RATING                %*
A-I+                        78.87%
Repurchase Agreement        21.13%
                           ------
Total                      100.00%

* Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2004

                                                                          PRINCIPAL
                                          INTEREST     MATURITY              AMOUNT        AMORTIZED
INVESTMENTS                                   RATE         DATE  RATING       (000)             COST
----------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES
SECURITIES 79.48%

Federal Home Loan Bank                        2.25%   1/19/2005    A-1+  $   20,000  $    19,977,500
Federal Home Loan Mortgage Corp.              2.25%   1/31/2005    A-1+     100,000       99,812,500
Federal Home Loan Mortgage Corp.              2.32%   2/23/2005    A-1+      50,000       49,829,222
Federal National Mortgage Assoc.              2.24%    1/3/2005    A-1+      15,000       14,998,133
Federal National Mortgage Assoc.              2.24%    2/1/2005    A-1+      19,000       18,963,351
Federal National Mortgage Assoc.              2.25%   1/10/2005    A-1+      40,000       39,977,500
                                                                                     ---------------
TOTAL                                                                                    243,558,206
                                                                                     ---------------

SHORT-TERM INVESTMENT 21.30%

REPURCHASE AGREEMENT 21.30%

Repurchase agreement dated 12/31/2004,
1.80% due 1/3/2005 with State Street
Bank & Trust Co. collateralized by
$20,715,000 of Federal Home Loan Bank at
1.703% due 7/16/2018 and $45,610,000 of
Federal National Mortgage Assoc. at
1.875% due 2/15/2005; value:
$66,565,983; proceeds: $65,265,042                                           65,255       65,255,254
                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES 100.78%                                                  308,813,460*
                                                                                     ---------------
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.78%)                                    (2,384,903)
                                                                                     ---------------
NET ASSETS 100.00%                                                                   $   306,428,557
                                                                                     ===============

   * Cost for federal income tax purposes is $308,813,460.
     Average maturity of investments: 24 days.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

December 31, 2004

ASSETS:

   Investment in securities, at amortized cost                                              $   243,558,206
   Repurchase agreement, at cost                                                                 65,255,254
   Receivables:
     Interest                                                                                         3,263
     Capital shares sold                                                                          1,191,484
     From advisor                                                                                        34
   Prepaid expenses and other assets                                                                 31,233
-----------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                 310,039,474
-----------------------------------------------------------------------------------------------------------
LIABILITIES:

   Payables:
     Capital shares reacquired                                                                    2,818,296
     Management fee                                                                                 140,787
     12b-1 distribution plan-Class B                                                                 17,522
     Fund administration                                                                              7,202
     Directors' fees                                                                                137,038
   Dividends payable                                                                                273,080
   Accrued expenses and other liabilities                                                           216,992
-----------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                              3,610,917
===========================================================================================================
NET ASSETS                                                                                  $   306,428,557
===========================================================================================================
COMPOSITION OF NET ASSETS:

Paid-in capital                                                                             $   306,428,298
Undistributed net investment income                                                                     259
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $   306,428,557
===========================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                              $   265,440,254
Class B Shares                                                                              $    26,177,613
Class C Shares                                                                              $    10,109,528
Class Y Shares                                                                              $     4,701,162

OUTSTANDING SHARES BY CLASS:
Class A Shares (700 million shares of common stock authorized, $.001 par value)                 265,440,035
Class B Shares (400 million shares of common stock authorized, $.001 par value)                  26,177,594
Class C Shares (300 million shares of common stock authorized, $.001 par value)                  10,109,515
Class Y Shares (100 million shares of common stock authorized, $.001 par value)                   4,701,162

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (NET ASSETS DIVIDED BY
   OUTSTANDING SHARES):
Class A Shares-Net asset value                                                              $          1.00
Class B Shares-Net asset value                                                              $          1.00
Class C Shares-Net asset value                                                              $          1.00
Class Y Shares-Net asset value                                                              $          1.00
===========================================================================================================

                                    SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended December 31, 2004

INVESTMENT INCOME:

Interest                                                                                    $     2,984,455

EXPENSES:

Management fee                                                                                      881,625
12b-1 distribution plan-Class B                                                                     153,451
Shareholder servicing                                                                               611,415
Professional                                                                                         26,905
Reports to shareholders                                                                              26,525
Fund administration                                                                                  72,693
Custody                                                                                               7,774
Directors' fees                                                                                       2,823
Registration                                                                                         31,346
Other                                                                                                 3,862
-----------------------------------------------------------------------------------------------------------
Gross expenses                                                                                    1,818,419
   Expense reductions                                                                                (1,435)
   Expenses assumed by advisor                                                                      (59,102)
-----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                      1,757,882
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       $     1,226,573
===========================================================================================================

                                    SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE
                                                     SIX MONTHS ENDED             FOR THE
                                                    DECEMBER 31, 2004          YEAR ENDED
INCREASE IN NET ASSETS                                    (UNAUDITED)       JUNE 30, 2004
OPERATIONS:

Net investment income                               $       1,226,573   $         711,112
=========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
   Class A                                                 (1,102,699)           (594,550)
   Class B                                                    (46,287)            (79,779)
   Class C                                                    (69,688)            (36,783)
   Class Y                                                     (7,899)                 --
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (1,226,573)           (711,112)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                         331,107,484         812,471,629
Reinvestment of distributions                                 942,153             669,236
Cost of shares reacquired                                (389,691,351)       (769,927,698)
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS              (57,641,714)         43,213,167
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                     (57,641,714)         43,213,167
=========================================================================================
NET ASSETS:

Beginning of period                                       364,070,271         320,857,104
-----------------------------------------------------------------------------------------
END OF PERIOD                                       $     306,428,557   $     364,070,271
=========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                 $             259   $             259
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                          ENDED                                  YEAR ENDED 6/30
                                       12/31/2004      ----------------------------------------------------------------------
                                       (UNAUDITED)        2004           2003           2002           2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                  $      1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                       ===========     ==========     ==========     ==========     ==========     ==========

Investment operations:

  Net investment income(b)                       -(d)           -(d)         .01            .01            .05            .05

  Net realized gain                              -              -              -              -              -(d)           -
                                       -----------     ----------     ----------     ----------     ----------     ----------
    Total from investment
      operations                                 -(d)           -(d)         .01            .01            .05            .05
                                       -----------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders from
  net investment income                          -(d)           -(d)        (.01)          (.01)          (.05)          (.05)
                                       -----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD         $      1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                       ===========     ==========     ==========     ==========     ==========     ==========
Total Return(c)                                .37%(e)        .21%           .55%          1.48%          5.02%          4.93%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including waiver and
    expense reductions                         .46%(e)        .83%           .88%           .86%           .87%           .84%
  Expenses, excluding waiver and
    expense reductions                         .46%(e)        .97%           .98%           .87%           .90%           .84%
  Net investment income                        .37%(e)        .21%           .56%+         1.46%+         4.89%+         4.79%

                                       SIX MONTHS
                                          ENDED                                 YEAR ENDED 6/30
                                       12/31/2004      ----------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2004           2003           2002           2001      2000
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)      $   265,440     $  289,336     $  266,528     $  227,169  $  201,174  $  190,817
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                          ENDED                                YEAR ENDED 6/30
                                       12/31/2004      ---------------------------------------------------------------------
                                       (UNAUDITED)        2004           2003        2002             2001           2000
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                  $      1.00     $     1.00     $     1.00     $     1.00    $     1.00     $     1.00
                                       ===========     ==========     ==========     ==========    ==========     ==========

Investment operations:

  Net investment income(b)                       -(d)           -(d)           -(d)         .01           .04            .04

  Net realized gain                              -              -              -              -             -(d)           -
                                       -----------     ----------     ----------     ----------    ----------     ----------
    Total from investment
      operations                                 -(d)           -(d)           -(d)         .01           .04            .04
                                       -----------     ----------     ----------     ----------    ----------     ----------
Distributions to shareholders from
  net investment income                          -(d)           -(d)           -(d)        (.01)         (.04)          (.04)
                                       -----------     ----------     ----------     ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD         $      1.00     $     1.00     $     1.00     $     1.00    $     1.00     $     1.00
                                       ===========     ==========     ==========     ==========    ==========     ==========

Total Return(c)                                .12%(e)        .20%           .29%           .80%         4.24%          4.13%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including waiver and
    expense reductions                         .69%(e)        .83%          1.15%          1.53%         1.62%          1.59%
  Expenses, excluding waiver and
    expense reductions                         .84%(e)       1.72%          1.73%          1.62%         1.65%          1.59%
  Net investment income                        .11%(e)        .21%           .29%+          .71%+        4.14%+         4.01%

                                       SIX MONTHS
                                          ENDED                                 YEAR ENDED 6/30
                                       12/31/2004      ----------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2004           2003           2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)      $    26,178     $   47,789     $   39,609     $   26,000  $   14,059  $    8,987
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                          ENDED                                    YEAR ENDED 6/30
                                       12/31/2004       --------------------------------------------------------------------
                                       (UNAUDITED)         2004           2003           2002          2001          2000
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                  $      1.00      $     1.00     $     1.00     $     1.00    $     1.00    $     1.00
                                       ===========      ==========     ==========     ==========    ==========    ==========

Investment operations:

  Net investment income(b)                       -(d)            -(d)         .01            .01           .05           .05

  Net realized gain                              -               -              -              -          -(d)             -
                                       -----------      ----------     ----------     ----------    ----------    ----------
    Total from investment
      operations                                 -(d)            -(d)         .01            .01           .05           .05
                                       -----------      ----------     ----------     ----------    ----------    ----------
Distributions to shareholders from
  net investment income                          -(d)            -(d)        (.01)          (.01)         (.05)         (.05)
                                       -----------      ----------     ----------     ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD         $      1.00      $     1.00     $     1.00     $     1.00    $     1.00    $     1.00
                                       ===========      ==========     ==========     ==========    ==========    ==========
Total Return(c)                                .37%(e)         .21%           .55%          1.48%         5.02%         4.93%

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including waiver and
    expense reductions                         .45%(e)        .83%           .88%           .86%          .87%          .84%
  Expenses, excluding waiver and
    expense reductions                         .45%(e)        .97%           .98%           .87%          .90%          .84%
  Net investment income                        .34%(e)        .21%           .56%+         1.46%+        4.89%+        4.78%

                                       SIX MONTHS
                                          ENDED                                    YEAR ENDED 6/30
                                       12/31/2004       ----------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)         2004           2003           2002        2001        2000
------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)      $    10,110      $   26,945     $   14,720     $   10,769  $    6,693  $    1,929
========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                       10/19/2004(a)
                                                            TO
                                                        12/31/2004
                                                        (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                     $     1.00
                                                         ==========
Investment operations:

  Net investment income(b)                                        -(d)
                                                         ----------
Distributions to shareholders from
  net investment income                                           -(d)
                                                         ----------
NET ASSET VALUE, END OF PERIOD                           $     1.00
                                                         ==========
Total Return(c)                                                 .21%(e)

RATIOS TO AVERAGE NET ASSETS:

  Expenses, including waiver and expense reductions             .19%(e)
  Expenses, excluding waiver and expense reductions             .19%(e)
  Net investment income                                         .21%(e)

                                                       10/19/2004(a)
                                                            TO
SUPPLEMENTAL DATA:                                      12/31/2004
--------------------------------------------------------------------
   Net assets, end of period (000)                       $  4,701
====================================================================

+    The ratios have been determined on a Fund basis.
(a)  Commencement of offering of class shares.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Amount is less than $.01.
(e)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund offers four classes of shares: Classes A, B, C, and Y. There are no front end sales charges on shares of each class, although a contingent deferred sales charge ("CDSC") may be applied to each class of shares as follows: Class A shares acquired through an exchange and redeemed within 24 months (12 months if shares were purchased on or after November 1, 2004) following the purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; Class C shares redeemed before the first anniversary of purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to the Class B 12b-1 distribution plan.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $250 million            .50%
Next $250 million             .45%
Over $500 million             .40%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the six months ended December 31, 2004, Lord Abbett voluntarily reimbursed the Fund's expenses in the amount of $59,102.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                     CLASS A(1)      CLASS B       CLASS C(1)
--------------------------------------------------------------------------------
Service and distribution fee                   .15%           .75%           .25%

(1) The Fund has not activated its Class A and Class C Plans, and therefore, no payments are currently authorized under the Plans.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

5.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

6.  EXPENSE REDUCTIONS

The Fund has entered an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

7.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's net asset value.

8.  INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corp. or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

9.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                  FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                             DECEMBER 31, 2004 (UNAUDITED)                     JUNE 30, 2004
------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                     SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------
Shares Sold                                   313,360,194  $   313,360,195      694,069,357  $   694,069,355
Reinvestment of distributions                     843,289          843,289          567,082          567,082
Shares reacquired                            (338,099,681)    (338,099,683)    (671,828,239)    (671,828,242)
------------------------------------------------------------------------------------------------------------
Increase (decrease)                           (23,896,198) $   (23,896,199)      22,808,200  $    22,808,195
------------------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------------------
Shares Sold                                     7,317,074  $     7,317,073       62,895,327  $    62,895,327
Reinvestment of distributions                      40,756           40,756           71,545           71,545
Shares reacquired                             (28,968,990)     (28,968,990)     (54,786,816)     (54,786,817)
------------------------------------------------------------------------------------------------------------
Increase (Decrease)                           (21,611,160) $   (21,611,161)       8,L80,056  $     8,180,055
------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------
Shares Sold                                     5,342,297  $     5,342,297       55,506,947  $    55,506,947
Reinvestment of distributions                      54,107           54,107           30,609           30,609
Shares reacquired                             (22,231,921)     (22,231,920)     (43,312,638)     (43,312,639)
------------------------------------------------------------------------------------------------------------
Increase (decrease)                           (16,835,517) $   (16,835,516)      12,224,918  $    12,224,917
------------------------------------------------------------------------------------------------------------

                                                          FOR PERIOD ENDED
CLASS Y SHARES                                          DECEMBER 31, 2004*
--------------------------------------------------------------------------
Shares Sold                                     5,087,919  $     5,087,919
Reinvestment of distributions                       4,001            4,001
Shares reacquired                                (390,758)        (390,758)
--------------------------------------------------------------------------
Increase                                        4,701,162  $     4,701,162
--------------------------------------------------------------------------

* For the period October 19, 2004 (commencement of offering of class shares) to December 31, 2004.

10. SUBSEQUENT EVENT

Effective January 1, 2005, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annualized rates:

CLASS        % OF AVERAGE DAILY NET ASSETS
------------------------------------------
A                         0.70%
B                         1.45%
C                         0.70%
Y                         0.70%

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request, on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT LOGO]

   This report when not used for the general
 information of shareholders of the Fund is to
be distributed only if preceded or accompanied                Lord Abbett U.S. Government & Government Sponsored
         by a current Fund Prospectus.                                Enterprises Money Market Fund, Inc.

Lord Abbett Mutual Fund shares are distributed by:                                                                   LAMM-3-1204
           LORD ABBETT DISTRIBUTOR LLC                                                                                      (2/05)

ITEM 2:   CODE OF ETHICS.
          Not applicable

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.
          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.

ITEM 9:   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          Not Applicable.

ITEM 10:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:  EXHIBITS.

ITEM 11(a): NOT APPLICABLE.ITEM 11(b):
     (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT U.S. GOVERNMENT &
                                      GOVERNMENT SPONSORED
                                      ENTERPRISES MONEY MARKET
                                      FUND, INC.


                                      /s/ Robert S. Dow
                                      -----------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      -------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: February 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT U.S. GOVERNMENT &
                                      GOVERNMENT SPONSORED
                                      ENTERPRISES MONEY MARKET
                                      FUND, INC.


                                      /s/ Robert S. Dow
                                      -----------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      -------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: February 22, 2005